Pension, Retiree Medical and Savings Plans (Weighted-Average Assumptions to Determine Projected Benefit Liability and Benefit Expense for Pension and Retiree Medical Plans) (Details)	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Domestic Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.70%	5.10%	5.40%
Service Cost Discount Rate	5.10%	5.40%	3.10%
Interest cost discount rate	5.10%	5.40%	3.10%
Expected return on plan assets (a)	7.40%	7.40%	6.70%
Rate of salary increases	3.90%	3.90%	3.20%
Rate of salary increases	3.90%	3.20%	3.00%
International
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.50%	5.10%	5.30%
Service Cost Discount Rate	6.90%	7.00%	4.20%
Interest cost discount rate	5.00%	5.40%	2.30%
Expected return on plan assets (a)	5.80%	5.70%	5.30%
Rate of salary increases	4.00%	4.30%	4.20%
Rate of salary increases	4.30%	4.20%	3.30%
Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.50%	5.10%	5.40%
Service Cost Discount Rate	5.10%	5.40%	2.80%
Interest cost discount rate	5.00%	5.30%	2.10%
Expected return on plan assets (a)	7.10%	7.10%	5.70%